Income tax - Disclosure of movement of valuation allowance (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 5,923	$ 6,385
Additions	283	449
Reversals	(1,089)	(303)
Ending balance	$ 5,117	$ 6,531